As filed with the Securities and Exchange Commission on September 17, 2010
Registration Nos.

333-106721
811-09389

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549
FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 16	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 81	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF PACIFIC LIFE & ANNUITY COMPANY

(Exact Name of Registrant)

PACIFIC LIFE & ANNUITY COMPANY

(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-7286
(Depository’s Telephone Number, including Area Code)

Charlene Grant
Assistant Vice President
Pacific Life & Annuity Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☑	on September 20, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be ______________________.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec III-NY Last Survivor Flexible Premium Variable Life Insurance Policies.

Filing fee: None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
(Included in Post-Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-6, File No. 333-106721, Accession No. 0000950123-10-038676, as filed on April 27, 2010, and incorporated by reference herein.)

Supplement dated September 20, 2010 to the Prospectus dated May 1, 2010
Pacific Select Exec II-NY, Pacific Select Exec III-NY, Pacific Select Exec IV-NY and
Pacific Select Exec V-NY flexible premium variable life insurance policies, and Pacific Select Estate
Preserver-NY last survivor flexible premium variable life insurance policy issued by
Pacific Life & Annuity Company

Capitalized terms used in this supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us,” or “our” refer to Pacific Life & Annuity Company; “you” or “your” refer to the policyholder or Owner.

This supplement must be preceded or accompanied by the Prospectus dated May 1, 2010, as supplemented.

Reorganization of the Equity and Multi-Strategy Portfolios

The reorganization will take effect on or about October 29, 2010 (the “reorganization date”). The following transactions (the “reorganization”), are scheduled to occur:

•	Equity Portfolio shares will be transferred to the Main Street® Core Portfolio, and

•	Multi-Strategy Portfolio shares will be transferred approximately 55% to the Main Street® Core Portfolio and approximately 45% to the Managed Bond Portfolio.

At the same time that the reorganization occurs, Subaccount Units of the Equity and Multi-Strategy Variable Accounts will automatically be transferred as outlined above. After the reorganization, the Equity and Multi-Strategy Portfolios and Variable Accounts will cease to exist.

On the reorganization date, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates: (1) the Equity Investment Option will be deemed an instruction for the Main Street Core Investment Option; and/or (2) the Multi-Strategy Investment Option will be deemed an instruction for the Main Street Core (55%) and Managed Bond (45%) Investment Options. This includes, but is not limited to, instructions for premium payment allocations, policy loan repayments, policy loans, partial withdrawals and transfer instructions (including instructions under any automatic transfer service). Work with your insurance professional to determine if your existing instructions regarding the affected Investment Options should be changed before or after the reorganization date.

You will have 30 calendar days before and 30 calendar days after the reorganization date (the “free transfer period”) to transfer out of the affected portfolios. On any Business Day during the free transfer period, you may make one transfer out of the Equity and/or Multi-Strategy Investment Options before the reorganization date or, if your Variable Account accumulation units were automatically transferred due to the reorganization, one transfer out of the Main Street Core and/or Managed Bond Investment Option without the transfer counting towards the transfer limitations described in your prospectus (including any systematic transfers). However, any Investment Option into which you make your transfer will be subject to the transfer limitations described in your prospectus.

Portfolio Manager Change

On or about January 1, 2011, the portfolio manager for the Pacific Select Fund International Value portfolio will change from AllianceBernstein L.P. to J.P. Morgan Investment Management Inc.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C. OTHER INFORMATION

Item 26. Exhibits

(1)	(a)	Minutes of Action of Board of Directors of PM Group Life Insurance Company (PL&A) dated July 1, 1998 [1]

	(b)	Memorandum Establishing Separate Account [1]

(2)	Inapplicable

(3)	(a)	Form of Distribution Agreement Between PL&A and Pacific Mutual Distributors, Inc. [1]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers [1]

(4)	(a)	Flexible Premium Variable Life Insurance Policy [1]

	(b)	Annual Renewable Term Rider (Form R98-ART NY) [1]

	(c)	Spouse Term Rider (Form R98-SPT NY) [1]

	(d)	Children’s Term Rider (Form R84-CT NY) [1]

	(e)	Waiver of Charges (Form R98-WC NY) [1]

	(f)	Guaranteed Insurability Rider (Form R93-GI NY) [1]

	(g)	Disability Benefit Rider (Form R84-DB NY) [1]

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire [1]

(6)	(a)	Bylaws of PL&A [1]

	(b)	Articles of Incorporation of PM Group Life Insurance Company [1]

	(c)	Amended & Restated Articles of Incorporation for PM Group Life Insurance Company [1]

1

(7)	Form of Reinsurance Contract [1]

(8)	(a)	Form of Participation Agreement between PL&A and Pacific Select Fund [1]

	(b)	Administrative Agreement Between PL&A and Pacific Life Insurance Company (Pacific Life) [1]

	(c)	M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company [2]

	(d)	Participation Agreement between PL&A, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company [3]

	(e)	Addendum to Participation Agreement with Merrill Lynch Variable Series Funds, Inc. and FAM Distributors, Inc. [4]

	(f)	Participation Agreement with Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III and Fidelity Distributors Corporation [5]

	(g)	Participation Agreement with Merrill Lynch Variable Series Fund, Inc. and FAM Distributors, Inc. [6]

	(h)	Participation Agreement with T. Rowe Price Equity Series, Inc. and T. Rowe Price Investment Services, Inc. [7]

	(i)	Participation Agreement with Van Eck Worldwide Insurance Trust, Van Eck Securities Corporation and Van Eck Corporation [8]

	(j)	Addenda to M Fund Inc. Participation Agreement with Pacific Life Insurance Company and Pacific Life & Annuity Company [9]

	(k)	Participation Agreement with Janus Aspen Series [10]

	(l)	Distribution and Shareholder Service Agreement with Janus Capital Management LLC [11]

	(m)	Administrative Services Agreement with Janus Distributors LLC [12]

	(n)	Participation Agreement with Lazard Retirement Series, Inc. [13]

	(o)	Service Agreement with Lazard Asset Management Securities LLC [14]

	(p)	Participation Agreement with Legg Mason Partners III [15]

	(q)	Service Agreement with Legg Mason Investor Services, LLC [16]

	(r)	Participation Agreement with MFS Variable Insurance Trust [21]

	(s)	Service Agreement with Massachusetts Financial Services Company [21]

	(t)	Participation Agreement with GE Investments Funds, Inc. [21]

	(u)	Service Agreement with GE Investments Funds, Inc. [21]

	(v)	Participation Agreement with Franklin Templeton Variable Insurance Products Trust [21]

(1) First Amendment to Participation Agreement [21]

	(w)	Administrative Services Agreement with Franklin Templeton Services, LLC [21]

(1) First Amendment to Administrative Services Agreement [21]

	(x)	Form of Amendment to Fidelity Distributors Corporation Participation Agreement [17]

	(y)	Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement [18]

	(z)	Form of Amendment to Fidelity Distributors Corporation Service Contract [19]

	(aa)	Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc. [21]

	(bb)	Lord Abbett Series Fund, Inc. Fund Participation Agreement

	(cc)	Lord Abbett Series Fund, Inc. Service Agreement

	(dd)	Lord Abbett Series Fund, Inc. Administrative Services Agreement

	(ee)	Royce Fund Services, Inc. Fund Participation Agreement

	(ff)	Royce Fund Services, Inc. Service Agreement

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of PL&A as to legality of Policies being registered [1]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Independent Registered Public Accounting Firm [21]

	(b)	Consent of Independent Auditors [21]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures [1]

(18)	Powers of Attorney [20]

[1]	Filed as part of Registration Statement on Form N-6 filed via EDGAR on July 1, 2003, File No. 333-106721, Accession Number 0001017062-03-001487.

[2]	Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed via EDGAR on January 26, 2004, File No. 333-106721, Accession No. 0001193125-04-008896.

[3]	Filed as Exhibit 8(f) of Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 via EDGAR on April 18, 2005, File No. 333-71081, Accession No. 0000892569-05-000248.

[4]	Filed as Exhibit 8(h) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

[5]	Filed as Exhibit 8(i) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

[6]	Filed as Exhibit 8(j) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

[7]	Filed as Exhibit 8(k) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

[8]	Filed as Exhibit 8(l) of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on August 1, 2005, File No. 333-80825, Accession No. 0000892569-05-000557.

[9]	Filed as Exhibit (j) of Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 via EDGAR on February 28, 2007, File No. 333-138906, Accession Number 0000892569-07-000175.

[10]	Filed as Exhibit 8(k) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[11]	Filed as Exhibit 8(l) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[12]	Filed as Exhibit 8(m) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[13]	Filed as Exhibit 8(n) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[14]	Filed as Exhibit 8(o) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[15]	Filed as Exhibit 8(p) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[16]	Filed as Exhibit 8(q) of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 0000892569-07-000444.

[17]	Filed as Exhibit 8(y) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[18]	Filed as Exhibit 8(z) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[19]	Filed as Exhibit 8(aa) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

[20]	Filed as Exhibit 18 as part of Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 via EDGAR on April 27, 2009, File No. 333-106721, Accession Number 0000892569-09-000494.

[21]	Filed as part of Post-Effective Amendment No. 15 to the Registration Statement on Form N-6 filed via EDGAR on April 27, 2010, File No. 333-106721, Accession No. 0000950123-10-038676.

2

Item 27. Directors and Officers of Pacific Life & Annuity

Name and Address	Positions and Offices with Pacific Life & Annuity

James T. Morris	Director, Chairman, President and Chief Executive Officer
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Secretary
Mark W. Holmlund	Director, Executive Vice President and Chief Investment Officer
Michael A. Bell	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer
Denis P. Kalscheur	Senior Vice President and Treasurer
Brian D. Klemens	Vice President and Controller

The address for each of the persons listed above is as follows:

700 Newport Center Drive
Newport Beach, California 92660

Item 28. Persons Controlled by or Under Common Control with Pacific Life & Annuity Company (Pacific Life & Annuity) or Pacific Select Exec Separate Account of Pacific Life & Annuity.
     The following is an explanation of the organization chart of Pacific Life & Annuity Company’s subsidiaries:
PACIFIC LIFE & ANNUITY COMPANY, SUBSIDIARIES & AFFILIATED
ENTERPRISES LEGAL STRUCTURE
Pacific Life & Annuity Company is an Arizona Stock Life Insurance Company wholly-owned by Pacific Life Insurance Company (a Nebraska Stock Life Insurance Company) which is wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

Item 29. Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 30. Principal Underwriters

(a)	PSD also acts as principal underwriter for Pacific Select Variable Annuity Separate Account, Separate Account A, Separate Account B, Pacific Corinthian Variable Separate Account, Pacific Select Separate Account, Pacific Select Exec Separate Account, COLI Separate Account, COLI II Separate Account, COLI III Separate Account, COLI IV Separate Account, COLI V Separate Account, Separate Account A of Pacific Life & Annuity Company, Pacific Select Exec Separate Account of Pacific Life & Annuity Company, Separate Account I of Pacific Life Insurance Company, Separate Account I of Pacific Life & Annuity Company.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.

(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 16 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of September 17, 2010.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

BY:	PACIFIC LIFE & ANNUITY COMPANY

BY:

James T. Morris*
Director, Chairman, President and Chief Executive Officer

BY:	PACIFIC LIFE & ANNUITY COMPANY
(Depositor)

BY:

James T. Morris*
Director, Chairman, President and Chief Executive Officer
     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 16 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

James T. Morris*	Director, Chairman, President and Chief Executive Officer	September 17, 2010

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	September 17, 2010

Sharon A. Cheever*	Director, Senior Vice President and General Counsel	September 17, 2010

Audrey L. Milfs*	Director, Vice President and Secretary	September 17, 2010

Mark W. Holmlund*	Director, Executive Vice President and Chief Investment Officer	September 17, 2010

Michael A. Bell*	Executive Vice President	September 17, 2010

Edward R. Byrd*	Senior Vice President and Chief Accounting Officer	September 17, 2010

Denis P. Kalscheur*	Senior Vice President and Treasurer	September 17, 2010

Brian D. Klemens*	Vice President and Controller	September 17, 2010

*By:	/s/ SHARON A. CHEEVER	September 17, 2010

Sharon A. Cheever
as attorney-in-fact

     (Power of Attorney is contained as Exhibit 18 in Post-Effective Amendment No. 14 to the Registration Statement on Form N-6 for the Pacific Select Exec Separate Account, filed on April 27, 2009, File No. 333-106721, Accession Number 0000892569-09-000494, and incorporated by reference herein.)